Deferred Income Tax - Summary of Deductible and Taxable Temporary Differences in Deferred Tax (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deferred tax liabilities	€ 2,209	€ 1,666
Deferred tax assets	(71)	(95)
Net deferred income tax liability	2,138	1,571	€ 1,849
Deferred income tax assets (deductible temporary differences)
Deficits on Group retirement benefit obligations (note 29)	95	72
Revaluation of derivative financial instruments to fair value	13	7
Tax loss carryforwards	153	132
Share-based payment expense	21	29
Provisions for liabilities and working capital-related items	266	157
Other deductible temporary differences	39	145
Total	€ 587	€ 542